Basis of Presentation and Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Estimated Useful Lives Of Assets
Asset	Estimated useful life
Cable, Wireless and telecommunications distribution system	3-20 years
Digital cable terminals and modems	3-5 years
Satellite audio, video and data network equipment and DTH receiving equipment	3-15 years
Buildings	15-40 years
Data processing	4-10 years
Other	4-20 years

Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of initial application of standards or interpretations [line items]
Comparative Amounts Reported in Consolidated Statements of Financial Position

	As reported	Effect of	Effect of	Subsequent to
	as at	IFRS 16	IFRIC 23	transition as at
(millions of Canadian dollars)	August 31, 2019	transition	transition	September 1, 2019
ASSETS
Current
Cash	1,446	-	-	1,446
Accounts receivable	287	-	-	287
Inventories	86	-	-	86
Other current assets	291	(16)	-	275
Current portion of contract assets	106	-	-	106
	2,216	(16)	-	2,200
Investments and other assets	37	-	-	37
Property, plant and equipment	4,883	1,338	-	6,221
Other long-term assets	195	-	-	195
Deferred income tax assets	4	-	-	4
Intangibles	7,979	-	-	7,979
Goodwill	280	-	-	280
Contract assets	52	-	-	52
	15,646	1,322	-	16,968
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	40	-	-	40
Accounts payable and accrued liabilities	1,015	-	-	1,015
Provisions	224	-	(5)	219
Income taxes payable	82	-	(11)	71
Current portion of contract liabilities	223	-	-	223
Current portion of long-term debt	1,251	-	-	1,251
Current portion of lease liabilities	-	113	-	113
	2,835	113	(16)	2,932
Long-term debt	4,057	-	-	4,057
Lease Liabilities	-	1,211	-	1,211
Other long-term liabilities	75	(2)	-	73
Provisions	79	-	-	79
Deferred credits	425	-	-	425
Contract liabilities	15	-	-	15
Deferred income tax liabilities	1,875	-	38	1,913
	9,361	1,322	22	10,705
Shareholders' equity
Common and preferred shareholders	6,282	-	(22)	6,260
Non-controlling interests in subsidiaries	3	-	-	3
	6,285	-	(22)	6,263
	15,646	1,322	-	16,968